Note 26 - Contingencies, Commitments and Restrictions On the Distribution of Profits (Details Textual) $ / shares in Units, R$ in Thousands, $ in Thousands, € in Millions			12 Months Ended
	Oct. 09, 2018 USD ($)	Sep. 01, 2013 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Nov. 19, 2020 BRL (R$)	Nov. 19, 2020 USD ($)	Sep. 28, 2020 BRL (R$)	Sep. 28, 2020 USD ($)	Dec. 31, 2019	Oct. 10, 2018 BRL (R$)
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			9 years
Performance Guarantees Issued						$ 2,500,000
Techgen s.a. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate			22.00%
Proportion of corporate guarantee covering obligations				22.00%	22.00%	22.00%					22.00%
Confab [member] | Chubb [member]
Contingencies, commitments and restrictions on the distribution of profits
Payments for settlement	$ 3,500
Settlement, amount ordered to pay | R$												R$ 13,100
Confab [member] | Veracel Celulose S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay, insurance deductible					R$ 69,900	$ 13,500
Settlement, amount ordered to pay, damages					59,900	11,500
Tribunal de Contas da Uniao [member] | Legal proceedings contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities							R$ 30,600	$ 5,900
Tribunal de Contas da Uniao [member] | Legal proceedings contingent liability [member] | Top of range [member]
Contingencies, commitments and restrictions on the distribution of profits
Alleged overprice that will be reduced amount									R$ 9,000	$ 1,700
Tribunal de Contas da Uniao [member] | Legal proceedings contingent liability [member] | Bottom of range [member]
Contingencies, commitments and restrictions on the distribution of profits
Alleged overprice that will be reduced amount									R$ 401	$ 77
Transportadora de Gas del Norte S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			14 years
Purchase commitments						16,800
Transportadora de Gas del Norte S.A. [member] | Techgen s.a. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			25 years
Praxair S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						31,000
Graftech [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						10,900
Air Liquide Mexico S. de R.L. de C.V. [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						19,000
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Tax contingent liability [member] | BRAZIL
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities					R$ 57,200	$ 11,000
Fine imposed, percentage of allegedly undue credits				75.00%	75.00%	75.00%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Contingencies, commitments and restrictions on the distribution of profits
Tag-along tender offer to non-controlling interests, percentage		80.00%
Tag-along tender offer to non-controlling interests (in BRL per share) | $ / shares		$ 28.8
Tag-along tender offer to non-controlling interests, shares (in shares) | shares		182,609,851
Tag-along tender offer to non-controlling interests, contingent liability		17.90%
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014 [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				€ 25.7		$ 31,600
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014, principal [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				20.7		25,500
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014, interest and penalties [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				5.0		6,100
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015 [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				10.5		12,900
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015, principal [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				8.1		10,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015, interest and penalties [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				€ 2.4		2,900
IPSCO Tubulars, Inc. | Commitments and guarantees
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities						498,300
Master distribution agreement, term (Year)			6 years
Master distribution agreement, term, available extension (Month)			12 months
Penalties imposed			$ 0
IPSCO Tubulars, Inc. | Product liability litigation
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities						17,600
IPSCO Tubulars, Inc. | Product liability litigation | Legal proceedings contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities						15,000
TENARIS BAY CITY, INC. [member] | Nucor Steel Memphis Inc. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			3 years
Purchase commitments						$ 113,400
Purchase commitments percentage to be made				75.00%	75.00%	75.00%